Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 5 - Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	March 31, 2021	December 31, 2020

Accounts payable	$140,212	$80,548
Accrued payroll	60,111	46,650
Credit cards payable	41,802	49,045
Other	38,668	10,803
Total	$280,793	$187,046

Note 5 - Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31, 2020	December 31, 2019

Accounts payable	$80,548	$90,720
Accrued payroll and related costs	46,650	51,115
Credit cards payable	49,045	56,759
Insurance	-	14,982
Other	10,803	4,429
Total	$187,046	$218,005